Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments
Gearing ratio

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Debt*	3,313,048	3,025,283	1,414,943
Cash and cash equivalent	(1,838,300)	(2,126,011)	(1,005,201)
Other financial assets - current	(683,812)	(31,543)	(282,880)
Net debt	790,936	867,729	126,862
Equity	6,721,335	5,403,227	4,190,255
Net debt to equity ratio	11.8%	16.1%	1.3%
*

Debt is defined as long-term and short-term borrowings (excluding derivatives), convertible bonds, short-term and medium-term notes, and bonds payables as described in Note 31, Note 32, Note 33 and Note 34.

Foreign currency risk management

	Liabilities			Assets
	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
EUR	125,171	112,827	76,462	72,181	39,619	33,968
JPY	30,422	41,976	5,553	29,245	35,237	2,986
RMB	2,410,284	2,714,492	586,931	1,765,846	1,633,433	909,497
Others	43,824	27,083	14,127	8,688	3,860	2,529

Foreign currency sensitivity analysis

	EUR			JPY			RMB			Others
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Profit or loss	(2,650)	(3,660)	(2,125)	(62)	(355)	(128)	(33,918)	(6,611)	16,128	(1,848)	(1,222)	(580)
Equity	(2,650)	(3,660)	(2,125)	(62)	(355)	(128)	(33,918)	(6,611)	16,128	(1,848)	(1,222)	(580)

Outstanding forward foreign exchange contracts

	Average exchange rate			Foreign currency			Notional value			Net Fair value assets (liabilities)
	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
				FC’000	FC’000	FC’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Buy EUR
Less than 3 months	1.2019	—	1.0895	2,080	—	39,192	2,500	—	42,872	(2)	—	172
Buy RMB
Less than 3 months	6.7622	—	—	648,364	—	—	95,881	—	—	2,111	—	—
							98,381	—	42,872	2,109	—	172

Foreign-exchange related amounts of cash flow hedges recognized in profit or loss and other comprehensive income or loss

	Year ended	Year ended
	12/31/17	12/31/16
	USD’000	USD’000
Total fair value gain (loss) included in other comprehensive income (loss)	95,185	(66,861)
Reclassified from other comprehensive income (loss) to offset foreign exchange gains or losses	(60,042)	32,234
Other comprehensive income (losses) on cash flow hedges recognized during the year	35,143	(34,627)

Outstanding cross currency swap contracts

	Average exchange rate			Foreign currency			Notional value			Net Fair value assets (liabilities)
	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15	12/31/17	12/31/16	12/31/15
				FC’000	FC’000	FC’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Buy RMB
3 months to 1 year	6.6369	6.6592	—	1,040,000	787,000	—	159,163	113,450	—	3,997	(6,348)	—
1 year to 5 years	6.6356	6.5830	6.4360	5,358,000	5,140,000	480,000	819,993	740,954	73,966	15,679	(74,170)	(1,459)
							979,156	854,404	73,966	19,676	(80,518)	(1,459)

Contractual maturity for non-derivative financial liabilities

		Weighted
		average
		effective	Less than	3 months
		interest rate	3 months	to 1 year	1–5 years	5+years	Total
		%	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2017
Interest-bearing bank and	Fixed	3.20%	140,338	24,757	313,497	338,632	817,224
other borrowings	Floating	2.36%	16,712	87,753	958,367	307,003	1,369,835
Convertible bonds		3.79%	—	—	442,500	—	442,500
Bonds payable		4.52%	—	—	500,000	—	500,000
Medium-term notes		3.70%	—	—	226,162	—	226,162
Finance lease payables		3.68%	434	1,308	4,935	—	6,677
Trade and other payables			880,795	5,492	161,169	3,004	1,050,460
Contingent consideration			—	—	12,549	—	12,549
			1,038,279	119,310	2,619,179	648,639	4,425,407

		Weighted
		average
		effective	Less than	3 months
		interest rate	3 months	to 1 year	1–5 years	5+ years	Total
		%	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2016
Interest-bearing bank and	Fixed	2.50%	130,728	6,729	131,474	384,382	653,313
other borrowings	Floating	2.62%	6,039	67,347	785,059	4,781	863,226
Convertible bonds		2.78%–3.79%	393,200	—	450,000	—	843,200
Bonds payable		4.52%	—	—	500,000	—	500,000
Medium-term notes		3.70%	—	—	226,162	—	226,162
Short-term notes		2.99%	—	90,465	—	—	90,465
Finance lease payables		3.68%	382	1,147	6,118	—	7,647
Trade and other payables			915,840	1,353	21,706	1,654	940,553
			1,446,189	167,041	2,120,519	390,817	4,124,566

		Weighted
		average
		effective	Less than	3 months
		interest rate	3 months	to 1 year	1–5 years	5+ years	Total
		%	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2015
Interest-bearing bank and	Fixed	1.69%	42,963	—	149,253	238,831	431,047
other borrowings	Floating	4.98%	—	71,944	158,744	—	230,688
Convertible bonds		2.78%–3.79%	—	404,000	—	—	404,000
Bonds payable		4.52%	—	—	500,000	—	500,000
Trade and other payables			920,426	28,508	5,350	93,482	1,047,766
			963,389	504,452	813,347	332,313	2,613,501

Contractual maturity for non-derivative financial assets

	Weighted
	average
	effective	Less than	3 months
	interest rate	3 months	to 1 year	1–5 years	5+ years	Total
	%	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2017
Trade and other receivables		616,308	—	—	—	616,308
Cash and cash equivalent, restricted cash & short-term investments*	1.25%	2,231,089	276,723	116,282	—	2,624,094
Available for sale financial assets		—	—	—	24,844	24,844
		2,847,397	276,723	116,282	24,844	3,265,246

	Weighted
	average
	effective	Less than	3 months
	interest rate	3 months	to 1 year	1–5 years	5+ years	Total
	%	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2016
Trade and other receivables		645,822	—	—	—	645,822
Cash and cash equivalent, restricted cash & short-term investments*	1.19%	2,000,717	480,379	21,125	—	2,502,221
Available for sale financial assets		—	—	—	21,966	21,966
		2,646,539	480,379	21,125	21,966	3,170,009

	Weighted
	average
	effective	Less than	3 months
	interest rate	3 months	to 1 year	1–5 years	5+ years	Total
	%	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2015
Trade and other receivables		499,846	—	—	—	499,846
Cash and cash equivalent, restricted cash & short-term investments*	2.12%	1,549,692	45,038	—	—	1,594,730
Available for sale financial assets		—	—	—	19,750	19,750
		2,049,538	45,038	—	19,750	2,114,326

The amounts included above for variable interest rate instruments for both non-derivative financial assets and liabilities is subject to change if changes in variable interest rates differ to those estimates of interest rates determined at the end of the reporting period.

The above restricted cash exclude the cash received from government funds.

Contractual maturity for derivative financial liabilities

	Less than	3 months		above
	3 months	to 1 year	1–5 years	5 years	Total
	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2017	`
Gross settled:
Cross currency swap contracts— cash flow hedges
— inflows	—	37,703	512,067	—	549,770
— (outflows)	—	(34,254)	(480,984)	—	(515,238)
Net settled:
Cross currency swap contracts— cash flow hedges
— net inflows	—	2,854	20,730	—	23,584
	—	6,303	51,813	—	58,116

	Less than	3 months		above
	3 months	to 1 year	1–5 years	5 years	Total
	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2016
Gross settled:
Cross currency swap contracts— cash flow hedges
— inflows	—	71,120	403,265	—	474,385
— (outflows)	—	(72,872)	(396,332)	—	(469,204)
Net settled:
Cross currency swap contracts— cash flow hedges
— net outflows		(1,355)	(1,475)		(2,830)
	—	(3,107)	5,458	—	2,351

	Less than	3 months		above
	3 months	to 1 year	1–5 years	5 years	Total
	USD’000	USD’000	USD’000	USD’000	USD’000
December 31, 2015
Net settled:
Cross currency swap contracts
— net inflows	—	—	4,381	—	4,381
	—	—	4,381	—	4,381

Fair value measurements recognized in the consolidated statement of financial position

		12/31/17
	Valuation technique(s) and key input	Level 1	Level 2	Level 3	Total
		USD’000	USD’000	USD’000	USD’000
Financial assets at fair value
Short-term investment carried at fair value through profit or loss	Discounted cash flow. Future cash flows are estimated based on contracted interest rates and discounted.	—	117,928	—	117,928
Available-for-sale investment	Quoted prices in active markets	2,531	—	—	2,531
Available-for-sale investment	Recent transaction price	—	—	20,134	20,134
Cross currency swap contracts classified as other financial assets in the statement of financial position — cash flow hedges	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	22,337	—	22,337
Foreign currency forward contracts classified as other financial assets in the statement of financial position	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	2,111	—	2,111
		2,531	142,376	20,134	165,041
Financial liabilities at fair value
Cross currency swap contracts classified as other financial liabilities in the statement of financial position — cash flow hedges	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	2,661	—	2,661
Foreign currency forward contracts classified as other financial liabilities in the statement of financial position	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	2	—	2
Contingent consideration	Discounted cash flow. Future cash flows.Future cash flows are basis on management’s best estimation and discounted.	—	—	12,549	12,549
		—	2,663	12,549	15,212

		12/31/16
	Valuation technique(s) and key input	Level 1	Level 2	Level 3	Total
		USD’000	USD’000	USD’000	USD’000
Financial assets at fair value
Short-term investment carried at fair value through profit or loss	Discounted cash flow. Future cash flows are estimated based on contracted interest rates and discounted.	—	24,931	—	24,931
Available-for-sale investment	Quoted prices in active markets	4,713	—	—	4,713
Available-for-sale investment	Recent transaction price	—	—	16,067	16,067
Derivative financial instrument	Measured by Binomial Model with key assumptions including exercise multiple (75%), risk free rate of interest (1.2%), expected volatility (46.8%) and rate of return (10%).	—	—	32,894	32,894
		4,713	24,931	48,961	78,605
Financial liabilities at fair value
Cross currency swap contracts classified as other financial liabilities in the statement of financial position — cash flow hedges	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	80,518	—	80,518
		—	80,518	—	80,518

		12/31/15
	Valuation technique(s) and key input	Level 1	Level 2	Level 3	Total
		USD’000	USD’000	USD’000	USD’000
Financial assets at fair value
Short-term investment carried at fair value through profit or loss	Discounted cash flow. Future cash flows are estimated based on contracted interest rates and discounted.	—	257,583	—	257,583
Foreign currency forward contracts classified as other financial assets in the statement of financial position	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	172	—	172
Available-for-sale investment	Quoted prices in active markets	3,300	—	—	3,300
Available-for-sale investment	Recent transaction price	—	—	15,173	15,173
Derivative financial instrument	Measured by Binomial Model with key assumptions including exercise multiple (75%), risk free rate of interest (1.2%), expected volatility (46.8%) and rate of return (10%).	—	—	30,173	30,173
		3,300	257,755	45,346	306,401
Financial liabilities at fair value
Cross currency swap contracts classified as other financial liabilities in the statement of financial position	Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contracted forward rates and discounted.	—	1,459	—	1,459
		—	1,459	—	1,459